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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment               [ ] Amendment Number: ___
This Amendment (Check only one.):     [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Ambrosia
Title: General Counsel
Phone: 973-921-3425

Signature, Place, and Date of Signing:

    /s/ David Ambrosia             Short Hills, NJ        November 14, 2011
---------------------------     ---------------------    --------------------
        (Signature)                 (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
Form 13F Information Table Entry Total:       13
Form 13F Information Table Value Total:  129,266 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      --------------------
1        028-12245                 CHC Partners, L.L.C.
2        028-12247                 Kevin D. Eng
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                           FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
---------------------- ------------  --------- -------- --------------------------- -------------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                         TITLE OF                VALUE   SHRS OR                      INVESTMENT    OTHER   ---------------------
    NAME OF ISSUER         CLASS       CUSIP    (X1000)  PRN AMT   SH/PRN  PUT/CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
---------------------- ------------  --------- -------- --------- -------- -------- -------------- -------- --------- ------ ----
CHENIERE ENERGY INC      COM NEW     16411R208    2,956   574,000    SH             Shared-Defined    1,2     574,000    0     0
DANA HLDG CORP             COM       235825205    9,287   884,452    SH             Shared-Defined    1,2     884,452    0     0
ENERGY XXI (BERMUDA)
 LTD                   USD UNRS SHS  G10082140   19,676   916,000    SH             Shared-Defined    1,2     751,000    0     0
DEUTSCHE BANK AG        NAMEN AKT    D18190898   21,519   609,000    SH             Shared-Defined    1,2     609,000    0     0
GENERAL MTRS CO            COM       37045V100   13,298   658,974    SH             Shared-Defined    1,2     658,974    0     0
KRONOS WORLDWIDE INC       COM       50105F105      804    50,000    SH             Shared-Defined    1,2      50,000    0     0
LEAR CORP                COM NEW     521865204   10,226   238,378    SH             Shared-Defined    1,2     238,378    0     0
MARATHON PETE CORP         COM       56585A102   14,547   537,600    SH             Shared-Defined    1,2     537,600    0     0
MCMORAN EXPLORATION CO     COM       582411104    5,809   585,000    SH             Shared-Defined    1,2     585,000    0     0
MGIC INVT CORP WIS         COM       552848103    1,122   600,000    SH             Shared-Defined    1,2     600,000    0     0
NRG ENERGY INC           COM NEW     629377508      848    40,000    SH             Shared-Defined    1,2      40,000    0     0
SUNCOKE ENERGY INC         COM       86722A103    3,025   275,000    SH             Shared-Defined    1,2     275,000    0     0
SUNOCO INC                 COM       86764P109   26,149   843,234    SH             Shared-Defined    1,2     843,234    0     0